UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.7%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,921,844
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,722,240
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,554,734
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,524,141
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,131,043
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	2,825	3,221,348
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,656,790

		23,732,140
Arizona — 3.6%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	3,400	3,240,200
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,247,843
5.00%, 12/01/37	7,460	8,427,860

		22,915,903
California — 14.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (b)	4,445	4,870,920
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,095,596
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,752,271
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	317,138
5.25%, 8/15/49	715	777,026

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	$2,970	$3,023,430
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (a):
5.00%, 12/01/41	1,030	1,064,866
5.00%, 12/01/46	1,250	1,277,988
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	11,690	12,886,705
5.25%, 5/15/39	1,560	1,689,043
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	818,478
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,532,700
0.00%, 6/01/42	6,000	1,722,000
0.00%, 6/01/43	5,000	1,331,900
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/21 (b)	7,000	8,061,130
Sacramento Area Flood Control Agency, 5.00%, 10/01/47	6,230	7,049,370
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,682,415
0.00%, 8/01/36	4,000	1,721,720
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,625,593
6.50%, 4/01/33	20,410	22,672,244
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,672,531

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects (continued):
Sub-Series I-1, 6.38%, 11/01/19 (b)	$2,315	$2,639,656

		92,284,720
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,367,439
Connecticut — 3.5%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,892,817
Yale University Issue, Series T-1, 4.70%, 7/01/29	9,400	9,543,350
Yale University Issue, Series X-3, 4.85%, 7/01/37	9,360	9,501,055

		21,937,222
Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,391,830
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,280	2,473,754
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,433,002

		15,298,586
District of Columbia — 5.1%
District of Columbia, Refunding RB:
GeorgeTown University, 5.00%, 4/01/35	865	979,111
GeorgeTown University, 5.00%, 4/01/36	865	975,945
GeorgeTown University, 5.00%, 4/01/42	1,005	1,128,404
Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,694,615
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,610,414

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$990	$1,061,250
5.25%, 10/01/44	2,465	2,655,791

		32,105,530
Florida — 2.8%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,620	2,817,653
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,511,374
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	629,466
5.00%, 6/01/36	125	130,124
5.13%, 6/01/42	1,925	2,009,488
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	5,885	7,341,126
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	3,395	2,374,836

		17,814,067
Georgia — 2.1%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,370	4,922,674
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,010	1,159,551
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,783,485

2	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$5,000	$5,376,700

		13,242,410
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	2,905,837
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	1,485	1,652,152
Illinois — 17.7%
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,155	5,914,709
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,560	3,339,351
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/34	2,500	2,345,050
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (b)	11,385	13,542,344
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,190,938
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,093,175
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,635,989
Illinois Finance Authority, RB, Advocate Health Care Network:
5.38%, 4/01/19 (b)	5,010	5,455,389
5.38%, 4/01/44	5,620	5,949,950
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,071,652
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,481,182
Presence Health Network, Series C, 4.00%, 2/15/41	2,805	2,329,244
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,095	5,597,163

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB (continued):
Senior, Series C, 5.00%, 1/01/37	$5,455	$5,976,880
Series A, 5.00%, 1/01/38	3,875	4,259,129
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	14,710	15,343,560
Series B-2, 5.00%, 6/15/50	3,905	3,936,084
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	997,475
6.00%, 6/01/28	2,245	2,552,363
State of Illinois, GO:
5.00%, 2/01/39	2,990	2,970,266
Series A, 5.00%, 4/01/38	9,030	8,947,917
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	1,240	1,354,886
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,686,866
5.00%, 4/01/44	1,910	2,051,283
		112,022,845
Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,798,341
7.00%, 1/01/44	3,680	4,382,806
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	7,088,459
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	910,703
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	2,957,668
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	790	815,162
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,785,249

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	$2,150	$2,346,660
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,490	2,759,717

		24,844,765
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	935	938,880
5.50%, 12/01/22	4,595	4,617,975
5.25%, 12/01/25	2,125	2,121,132
5.88%, 12/01/26 (a)	805	813,485
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,180	2,307,094

		10,798,566
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,028,560
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,325	1,877,600

		3,906,160
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,514,923
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,119,016
5.25%, 5/15/31	1,690	1,812,306
5.25%, 5/15/32	2,160	2,338,783
5.25%, 5/15/33	2,345	2,527,347

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$4,985	$5,396,412

		21,708,787
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	918,612
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,440	1,420,877
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	932,266
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (b)	4,295	5,060,970

		8,332,725
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	5,385	4,542,032
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,775	2,787,016
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	2,535	2,721,626

		10,050,674
Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,340,523
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,246,487
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (b)	1,490	1,685,175
5.50%, 5/15/36	1,210	1,319,880

4	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$1,710	$1,814,703
Henry Ford Health System, 4.00%, 11/15/46	2,875	2,749,363

		20,156,131
Minnesota — 0.5%
City of Rochester Minnesota Electric Utility Revenue, Refunding RB, Series A, 5.00%, 12/01/47 (g)	1,400	1,586,564
Minnesota Higher Education Facilities Authority, RB, Augsburg College, Series A, 5.00%, 5/01/46	715	754,890
Minnesota Higher Education Facilities Authority, Refunding RB, St.Olaf College, 4.00%, 10/01/34	800	829,872

		3,171,326
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	544,594
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,137,523
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	517,786

		3,199,903
Nebraska — 2.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,744,934
5.00%, 9/01/42	2,815	2,984,857
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,481,851

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	$600	$650,646
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	4,770	4,647,984

		13,510,272
New Jersey — 9.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,258,188
5.25%, 11/01/44	2,980	2,928,446
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	2,115	2,082,662
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	144,219
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,215	1,263,576
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,030,424
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,208,138
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	2,285	2,415,131
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,228,080
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	8,150	8,942,017
Series E, 5.00%, 1/01/45	5,095	5,615,607
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,765	3,731,491
Transportation System, Series A, 5.50%, 6/15/41	8,000	8,170,560

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.25%, 6/15/36	$4,810	$4,886,575

		58,905,114
New York — 8.4%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,371,125
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	840	842,730
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,600	3,731,040
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,749	1,843,364
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,273,174
5.25%, 11/15/39	1,650	1,875,159
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,120	2,270,690
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,616,048
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	7,830	8,154,789
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	660	702,055
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,655	1,779,075
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,474,896
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/46	1,165	1,215,072

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	$1,080	$1,125,338
5.00%, 8/01/31	2,585	2,676,819
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,575	1,585,883
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,847,796
6.00%, 12/01/42	1,960	2,205,000

		53,590,053
North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 4/01/19 (b)	9,000	9,730,170
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	2,750	2,989,360
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,244,085

		13,963,615
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	9,530	8,708,037
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	6,617,450
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,404,058
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	883,528

6	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	$5,450	$5,625,108
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,585	1,664,884

		24,903,065
Pennsylvania — 1.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,240	1,321,431
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,017,375
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,660	1,751,782
Pennsylvania Turnpike Commission, RB,
Series A, 5.00%, 12/01/44	2,155	2,359,229

		9,449,817
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	3,060	3,204,157
Series B, 4.50%, 6/01/45	5,175	4,889,702
Series B, 5.00%, 6/01/50	5,765	5,776,299

		13,870,158
South Carolina — 4.7%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,455	7,036,079
AMT, 5.25%, 7/01/55	2,525	2,731,141
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,588,206

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$6,140	$6,725,204

		30,080,630
Tennessee — 0.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,768,129
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,350	1,472,728

		4,240,857
Texas — 12.6%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	4,210	4,948,518
Sub-Lien, 5.00%, 1/01/33	700	746,788
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,150	1,245,979
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	385	418,310
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (b)	1,375	1,546,298
5.00%, 10/01/35	1,595	1,763,767
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,163,860
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (b)	15,560	17,238,457
6.00%, 11/15/35	865	955,617
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B (b):
7.00%, 1/01/23	380	477,470
7.00%, 1/01/23	500	628,250

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	$26,120	$8,524,523
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	2,080,550
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	4,529,681
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	3,486,961
0.00%, 9/15/41	5,420	1,834,182
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (b)	7,345	8,486,266
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	1,635	1,650,778
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	355	369,708
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,012,414
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	6,000	6,862,020
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,766,774

		79,737,171
Utah — 0.2%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,620	1,392,763
Virginia — 1.2%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,378,563

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (continued):
6.00%, 1/01/37	$3,790	$4,245,748

		7,624,311
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,475	1,612,205
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	4,929,670

		6,541,875
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,777,940
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,545	3,547,659

		5,325,599
Total Municipal Bonds - 124.5%		789,583,188

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	3,320	3,392,608
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(i)	5,115	5,478,625
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (b)	18,540	20,468,346
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	4,500	4,595,760

8	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	$3,260	$3,585,013

		34,127,744
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	7,600	7,986,004
Series C-7, 5.00%, 5/01/18	4,860	5,101,882

		13,087,886
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,298,291
Illinois — 4.7%
County of Will Illinois, 5.00%, 11/15/45	27,000	29,846,340
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,960,475
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	3,989	4,357,139
New York — 12.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,358,146
Series HH, 5.00%, 6/15/31 (i)	16,395	18,428,800
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,130	3,542,431
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	8,799	9,963,450
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	23,298,666
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	12,611	14,352,569

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$5,070	$5,750,495

		78,694,557
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,559,069
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,304,066
Texas — 4.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,465,803
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,397,793
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,003	6,734,838
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	7,400	7,682,458

		27,280,892
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,153	7,584,841
Virginia — 1.8%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	10,767	11,275,666
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	5,459	5,627,961
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (b)	14,487	15,588,100

		21,216,061
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 40.0%		253,985,635
Total Long-Term Investments (Cost — $989,394,450) — 164.5%		1,043,568,823

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Short-Term Securities — 0.4%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	2,532,718	$2,532,971
Total Short-Term Securities (Cost — $2,532,953) — 0.4%		2,532,971

Value
Total Investments (Cost — $991,927,403) — 164.9%	$1,046,101,794
Other Assets Less Liabilities — 1.5%	9,377,363
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7)%	(150,475,433)
VMTP Shares, at Liquidation Value — (42.7)%	(270,800,000)

Net Assets Applicable to Common Shares — 100.0%	$634,203,724

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$843,835,240

Gross unrealized appreciation	$68,028,673
Gross unrealized depreciation	(15,962,748)

Net unrealized appreciation	$52,065,925

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2017 to November 15, 2019, is $25,986,986.

(j)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	14,214,479	(11,681,761)	2,532,718	$2,532,971	$23,270	$289	$18

(k)	Current yield as of period end.

10	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(110)	5-Year U.S. Treasury Note	March 2017	$12,965,391	$(30,786)
(221)	10-Year U.S. Treasury Note	March 2017	$27,507,594	(82,789)
(167)	Long U.S. Treasury Bond	March 2017	$25,190,906	(40,770)
(51)	Ultra U.S. Treasury Bond	March 2017	$8,195,062	(35,428)
Total				$(189,773)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,043,568,823	—	$1,043,568,823
Short-Term Securities	$2,532,971	—	—	2,532,971

Total	$2,532,971	$1,043,568,823	—	$1,046,101,794

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(189,773)	—	—	$(189,773)

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(150,200,629)	—	$(150,200,629)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

Total	—	$(421,000,629)	—	$(421,000,629)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 23, 2017